EQUITY ANALYSTS INC.
                         REGISTERED INVESTMENT ADVISORS



                            ANALYSTS INVESTMENT TRUST

                                  ANNUAL REPORT

                                  July 31, 2000



                               ANALYSTS STOCK FUND
                           ANALYSTS FIXED INCOME FUND
                             ANALYSTS INTERNET.FUND

                            ANALYSTS INVESTMENT TRUST
                                  ANNUAL REPORT
                               ANALYSTS STOCK FUND
                           ANALYSTS FIXED INCOME FUND
                             ANALYSTS INTERNET.FUND



                                    CONTENTS

                                                                           PAGE
                                                                           ----
Independent auditors report                                                  1


Message from the Fund President/Portfolio Manager                            2


Performance Summary                                                          4


Statements of Assets and Liabilities                                         7


Analysts Stock Fund Schedule of Investments in Securities                    8


Analysts Fixed Income Fund Schedule of Investments in Securities            10


Analysts internet.fund Schedule of Investments in Securities                13


Statements of Operations                                                    15


Statements of Changes in Net Assets                                         16


Financial Highlights                                                        17


Notes to Financial Statements                                               20


Trustees and Officers                                                       25

                           INDEPENDENT AUDITORS REPORT
                           ---------------------------


To the Shareholders and
Board of Trustees
Analysts Investment Trust

We have audited the accompanying statements of assets and liabilities of the Analysts Investment Trust (comprising, respectively, the Stock Fund, the Fixed Income Fund, and the internet.fund), including the schedules of investments in securities as of July 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets of the Stock Fund and the Fixed Income Fund for each of the two years in the period then ended and the internet.fund for the year then ended and the period from inception (May 4, 1999) through July 31, 1999, and the financial highlights of the Stock Fund and the Fixed Income Fund for each of the five years in the period then ended and the internet.fund for the year then ended and the period from inception (May 4, 1999) through July 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Analysts Investment Trust as of July 31, 2000, the results of operations of each fund for the year then ended, the changes in net assets of the Stock Fund and the Fixed Income Fund for each of the two years in the period then ended and the internet.fund for the year then ended and the period from inception (May 4, 1999) through July 31, 1999, and the financial highlights of the Stock Fund and the Fixed Income Fund for each of the five years in the period then ended and the internet.fund for the year then ended and the period from inception (May 4, 1999) through July 31, 1999, in conformity with generally accepted accounting principles.


Berge & Company LTD
Cincinnati, Ohio
September 1, 2000

                MESSAGE FROM THE FUND PRESIDENT/PORTFOLIO MANAGER
                -------------------------------------------------

ECONOMIC OUTLOOK
----------------

The United States economy has been expanding for almost ten years now. The last 12 months has been very strong with durable goods produced up 10.1%, industrial output up 5.7%, the latest gross domestic product up 5.3%, and consumer income up 5.7%. Unemployment is at a very low 4.0% and inflation year over year is running at a 3.5% rate. The Federal Reserve believes that the economy is beginning to slow and did not raise interest rates at the latest FOMC meeting in August. Still, interest rates are higher than a year ago with the Fed Funds at 6.5% verses 5.25% a year ago and the prime rate at 9.5% verses 8.25% a year ago. Perhaps the most telling indicator of a slowing economy is the yield curve of the treasury bonds, which is inverted. This means the shorter-term bonds have a higher yield than the longer-term bonds indicating that the bond market believes that the economy will slow and shorter rates will decline. A slowing economy usually means slowing corporate profits, which can lead to a stock market decline. This is because the market is priced for a certain growth of earnings and when that estimate of earnings growth is reduced, the market price of the stocks will be reduced. There are many other factors that affect the market price of stocks including interest rates, uncertainty, and money supply. With interest rates higher from a year ago, a hawkish Federal Reserve, and uncertainty concerning a new government this November, these indicators also point to a slower growing stock market. The federal government can reassure the markets and reduce uncertainty if it continues to pay down the debt it owes and continues to show fiscal discipline. This means minimal tax cuts and minimal spending increases until the federal deficit is gone. This type of fiscal policy then leaves the door open if the economy does go into a recession to use fiscal policy to stimulate the economy, but at the same time not fighting the Fed who is trying to slow the economy with monetary policy. This type of fiscal policy from the federal government will keep interest rates low, reassure the stock market, and keep the economy on a positive growth pattern.

ANALYSTS STOCK FUND
-------------------

The total return of the Stock Fund from August 1, 1999 through July 31, 2000 was 14.21%. This compares to an 8.22% rate of return for the Dow Jones World-Global Index (DJWG). Since inception of the Analysts Stock Fund (August 25, 1993), the average annual total return of the Analysts Stock Fund is 14.07% verses 11.47% for the DJWG.

The Analysts Stock Fund's twelve-month return and since inception return are higher than the DJWG's returns. This can be attributed to a slightly lower allocation to foreign stocks in the Analysts Stock Fund and a more focused stock selection. The technology stocks were the best performing stocks in the Analysts Stock Fund portfolio. Three stocks, Oracle, Intel, and Dallas Semiconductor had twelve-month returns of 295%, 86% and 66% respectively. Elan Pharmaceuticals and WPP Group (advertising) also did well with trailing twelve-month returns of 93% and 53% respectively. The Fund's focus on value and growth, diversification, and the long term is responsible for these stock selections and the portfolio asset allocation. The Analysts Stock maintains a blended portfolio of large capitalization stocks, small and medium capitalization stocks, value stocks, growth stocks, domestic stocks and foreign stocks. The Analysts Stock Fund will also continue to diversify between the major sectors including basic industries, capital goods, consumer, energy, financial, healthcare, technology, transportation, and utilities. The Fund will focus more on value in the upcoming twelve months because of the forecast in the economic outlook above. The value style analyzes the fundamentals of stocks such as risk, financial statements, return on assets, and the business environment. Instead of looking for accelerating earnings as in the growth style, value attempts to put a price on the company in relation to its cash flows. The value style focuses on the long term worth of a company rather than short-term situations and often sectors that are out of favor are the primary emphasis.

ANALYSTS FIXED INCOME FUND
--------------------------

The total return of the Fixed Income Fund for the period August 1, 1999 through July 31, 2000 was 2.32%. This compares to a 5.20% rate of return for the Lehman Intermediate T-Bond Index (LITB) over the same period. Since inception of the Analysts Fixed Income Fund (August 25, 1993), the average annual return of the Analysts Fixed Income Fund was 3.40% verses 5.40% for the Lehman Intermediate T-Bond Index.

The twelve-month period ending July 31, 2000 was initially characterized by rising interest rates, and then starting in January, rates began to fall. Long-term interest rates increased from 6.1% in July 1999 to 6.75% in January 2000. By July 2000 the 30-year Treasury bond rate had fallen to 5.78%. Prices of bonds move inversely to interest rates and therefore the prices of bonds first declined and then increased during this period. Corporate, CMO's, and foreign bonds declined more than straight U.S. Treasury debt during the decline. Since the recovery started in January of 2000, corporate, CMO's, and foreign bonds have appreciated approximately the same as U.S. Treasury debt. Since the Analysts Fixed Income Fund is a blend of Government Bonds, Corporate Bonds, Mortgage Backed Securities, Preferred Stocks, Global Bond Funds and Real Estate Investment Trusts, the Fund has underperformed the pure treasury index. The Fund's portfolio is more closely correlated with the Dow Jones Bond Index, whose total return was 2.18% during this twelve-month period. The Analysts Fixed Income Fund will continue to remain diversified between corporate debt, foreign debt, mortgage backed debt, preferred stocks, REIT's, and treasury bonds. The Fund will focus specifically on undervalued closed end bond funds that trade below their net asset value. This approach allows the Fund to purchase a basket of bonds at a price below the aggregate market prices of the bonds. The most recent purchases were the Hatteras Income Fund and the Pioneer Interest Shares Fund. Each of these funds is an investment grade basket of bonds that trade at a market price below the net asset values of the funds. The Analysts Fixed Income Fund intends to use this approach while opportunities exist in the market to purchase these securities at below net asset value prices.

ANALYSTS INTERNET.FUND
----------------------

The total return of the internet.fund from August 1, 1999 through July 31, 2000 was 24.99%. This compares to a 26.55% rate of return for the Dow Jones Internet Composite Index (DJIC) for the same period. Since inception of the Analysts internet.fund (May 4, 1999), the average annual return of the Analysts internet.fund was 23.07% verses 3.52% for the DJIC Index.

Although the DJIC is 47% off its high set in March of 2000, it is 26% above the low set in May of 2000. Many dot.com stocks are 70-80% off their highs including Priceline.com off 75%, Amazon.com off 65%, and Ebay off 50%. The Analysts internet.fund avoided many of these losses by selecting mostly non-dot.com stocks that related to the Internet and focusing on value. Portfolio holdings such as Oracle, Nortel Networks, Sun Microsystems, and Verio are up 295%, 238%, 204%, and 54% respectively. The Fund is focusing on the value of companies verses their present and future cash flows as well as their business and ability to exploit the Internet. The Analysts internet.fund is invested in a broad range of Internet stocks covering the Internet service providers, networkers, portals, hardware manufacturers, software developers, content providers, financial service providers, e-tailers, and entertainment companies. This sector diversification and focused stock selection has given the internet.fund lower volatility and a higher rate of return than the DJIC since inception of the Fund.

Because of its narrow focus, the Fund's performance is closely tied to any factors, which may affect Internet companies and, as a result, is more likely to fluctuate than that of a fund, which is invested, in a broader range of companies. The Fund is not a complete investment program.

Lee Manzler
President and Portfolio Manager
August 31, 2000

                              ANALYSTS STOCK FUND
                         GROWTH OF A $10,000 INVESTMENT

                          Average Annual Total Return
                         For the Period Ending 06/30/00
                         1 Year: 14.43% 5 Year: 15.60%
                       Since inception (8/25/93): 14.44%

                          Average Annual Total Return
                         For the Period Ending 07/31/00
                         1 Year: 14.21% 5 Years: 14.53%
                        Since Inception (8/25/93): 14.06%


Past performance is not predictive of future results.

Return and principal value of an investment will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost.

        DATE   ANALYSTS STOCK  DJ INDEX     DATE   ANALYSTS STOCK  DJ INDEX
        ----   --------------  --------     ----   --------------  --------

       Aug-93      0.0649       0.021       Aug-93      1.0649       1.021
       Sep-93      0.0138     -0.0228       Sep-93    1.079596    0.997721
       Oct-93      0.0364      0.0222       Oct-93    1.118893    1.019871
       Nov-93     -0.0329     -0.0627       Nov-93    1.082081    0.955925
       Dec-93      0.0484      0.0442       Dec-93    1.134454    0.998177
       Jan-94      0.0432      0.0678       Jan-94    1.183462    1.065853
       Feb-94      -0.022     -0.0157       Feb-94    1.157426    1.049119
       Mar-94     -0.0521     -0.0426       Mar-94    1.097124    1.004427
       Apr-94      0.0047      0.0274       Apr-94    1.102281    1.031948
       May-94     -0.0057     -0.0001       May-94    1.095998    1.031845
       Jun-94     -0.0327     -0.0019       Jun-94    1.060159    1.029884
       Jul-94      0.0366      0.0165       Jul-94    1.098961    1.046877
       Aug-94       0.033      0.0215       Aug-94    1.135226    1.069385
       Sep-94     -0.0075     -0.0177       Sep-94    1.126712    1.050457
       Oct-94       0.009      0.0197       Oct-94    1.136852    1.071151
       Nov-94     -0.0374     -0.0492       Nov-94    1.094334     1.01845
       Dec-94      0.0035      0.0054       Dec-94    1.098164     1.02395
       Jan-95      -0.001     -0.0222       Jan-95    1.097066    1.001218
       Feb-95      0.0173      0.0106       Feb-95    1.116045    1.011831
       Mar-95      0.0259      0.0454       Mar-95    1.144951    1.057768
       Apr-95      0.0224      0.0336       Apr-95    1.170598    1.093309
       May-95      0.0272      0.0074       May-95    1.202438      1.1014
       Jun-95      0.0158     -0.0029       Jun-95    1.221437    1.098206
       Jul-95       0.035      0.0458       Jul-95    1.264187    1.148504
       Aug-95      0.0006     -0.0187       Aug-95    1.264945    1.127027
       Sep-95      0.0189      0.0203       Sep-95    1.288853    1.149905
       Oct-95     -0.0284      -0.015       Oct-95     1.25225    1.132657
       Nov-95      0.0301      0.0302       Nov-95    1.289942    1.166863
       Dec-95      0.0203      0.0278       Dec-95    1.316128    1.199302
       Jan-96      0.0156      0.0185       Jan-96     1.33666    1.221489
       Feb-96      0.0082      0.0021       Feb-96     1.34762    1.224054
       Mar-96      0.0074      0.0132       Mar-96    1.357593    1.240211
       Apr-96      0.0214      0.0243       Apr-96    1.386645    1.270349
       May-96      0.0116     -0.0014       May-96     1.40273     1.26857
       Jun-96     -0.0032      0.0011       Jun-96    1.398242    1.269966
       Jul-96      -0.034     -0.0404       Jul-96    1.350701    1.218659
       Aug-96      0.0204      0.0108       Aug-96    1.378256     1.23182
       Sep-96      0.0256       0.039       Sep-96    1.413539    1.279861
       Oct-96      0.0102      0.0013       Oct-96    1.427957    1.281525
       Nov-96      0.0549      0.0532       Nov-96    1.506352    1.349702
       Dec-96      0.0008     -0.0174       Dec-96    1.507557    1.326218
       Jan-97      0.0337      0.0073       Jan-97    1.558362    1.335899
       Feb-97       0.017      0.0106       Feb-97    1.584854     1.35006
       Mar-97     -0.0139     -0.0234       Mar-97    1.562824    1.318468
       Apr-97      0.0224      0.0272       Apr-97    1.597832     1.35433
       May-97      0.0517      0.0634       May-97    1.680439    1.440195
       Jun-97      0.0313      0.0454       Jun-97    1.733037     1.50558
       Jul-97       0.056      0.0457       Jul-97    1.830087    1.574385
       Aug-97       -0.04     -0.0606       Aug-97    1.756884    1.478977
       Sep-97      0.0502      0.0524       Sep-97    1.845079    1.556476
       Oct-97     -0.0532     -0.0594       Oct-97    1.746921    1.464021
       Nov-97        0.01       0.014       Nov-97     1.76439    1.484517
       Dec-97      0.0203      0.0088       Dec-97    1.800208    1.497581
       Jan-98        0.01      0.0202       Jan-98     1.81821    1.527832
       Feb-98      0.0449      0.0685       Feb-98    1.899847    1.632489
       Mar-98      0.0509      0.0402       Mar-98    1.996549    1.698115
       Apr-98      0.0018      0.0071       Apr-98    2.000143    1.710171
       May-98     -0.0219     -0.0054       May-98     1.95634    1.700936
       Jun-98      0.0015      0.0163       Jun-98    1.959275    1.728662
       Jul-98      -0.026     -0.0044       Jul-98    1.908333    1.721055
       Aug-98     -0.1291     -0.1396       Aug-98    1.661968    1.480796
       Sep-98       0.042      0.0201       Sep-98     1.73177     1.51056
       Oct-98      0.0692      0.0928       Oct-98    1.851609     1.65074
       Nov-98      0.0515      0.0553       Nov-98    1.946967    1.742026
       Dec-98      0.0525      0.0463       Dec-98    2.049182    1.822682
       Jan-99      0.0085      0.0192       Jan-99      2.0666    1.857677
       Feb-99     -0.0124     -0.0297       Feb-99    2.040975    1.802504
       Mar-99       0.005      0.0396       Mar-99    2.051179    1.873883
       Apr-99      0.0502      0.0447       Apr-99    2.154149    1.957646
       May-99      -0.022      -0.037       May-99    2.106757    1.885213
       Jun-99      0.0463       0.049       Jun-99      2.2043    1.977589
       Jul-99     -0.0101     -0.0077       Jul-99    2.182037    1.962361
       Aug-99      -0.013      0.0009       Aug-99     2.15367    1.964127
       Sep-99     -0.0141     -0.0122       Sep-99    2.123304    1.940165
       Oct-99      0.0197      0.0473       Oct-99    2.165133    2.031935
       Nov-99      0.0247      0.0354       Nov-99    2.218611    2.103865
       Dec-99      0.0907      0.0781       Dec-99    2.419839    2.268177
       Jan-00      -0.048     -0.0575       Jan-00    2.303687    2.137757
       Feb-00      0.0786      0.0119       Feb-00    2.484757    2.163196
       Mar-00      0.0539      0.0587       Mar-00    2.618685    2.290176
       Apr-00     -0.0198     -0.0485       Apr-00    2.566835    2.179102
       May-00     -0.0495     -0.0285       May-00    2.439777    2.116998
       Jun-00      0.0338      0.0308       Jun-00    2.522242    2.182201
       Jul-00      -0.012     -0.0269       Jul-00    2.491975      2.1235


                     August 25, 1993 through July 31, 2000

                           ANALYSTS FIXED INCOME FUND
                         GROWTH OF A $10,000 INVESTMENT



                          Average Annual Total Return
                        For the Period Ended 06/30/2000
                          1 Year: -0.53% 5 Year: 4.05%
                        Since Inception (8/25/93): 3.19%

                          Average Annual Total Return
                        For the Period Ended 07/31/2000
                          1 Year: 2.32% 5 Year: 4.45%
                        Since Inception (8/25/93): 3.39%

              Past performance is not predictive of future results


           Return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or les than their original cost

       DATE     FIXED INCOME   T-BOND        DATE     FIXED INCOME   T-BOND
       ----     ------------   ------        ----     ------------   ------
       Aug-93     -0.0115      0.0034       Aug-93      0.9885      1.0034
       Sep-93     -0.0034      0.0043       Sep-93    0.985139    1.007715
       Oct-93     -0.0001      0.0014       Oct-93    0.985041    1.009125
       Nov-93     -0.0162     -0.0049       Nov-93    0.969083    1.004181
       Dec-93      0.0008      0.0044       Dec-93    0.969858    1.008599
       Jan-94      0.0221      0.0099       Jan-94    0.991292    1.018584
       Feb-94     -0.0127     -0.0129       Feb-94    0.978703    1.005444
       Mar-94      -0.034     -0.0142       Mar-94    0.945427    0.991167
       Apr-94     -0.0005     -0.0068       Apr-94    0.944954    0.984427
       May-94     -0.0019       0.001       May-94    0.943159    0.985412
       Jun-94     -0.0183      0.0006       Jun-94    0.925899    0.986003
       Jul-94      0.0177      0.0125       Jul-94    0.942287    0.998328
       Aug-94     -0.0027      0.0029       Aug-94    0.939743    1.001223
       Sep-94     -0.0184     -0.0085       Sep-94    0.922452    0.992713
       Oct-94     -0.0155      0.0007       Oct-94    0.908154    0.993408
       Nov-94     -0.0076     -0.0048       Nov-94    0.901252    0.988639
       Dec-94      0.0076     -0.0004       Dec-94    0.908101    0.988244
       Jan-95      0.0233      0.0168       Jan-95     0.92926    1.004846
       Feb-95      0.0273      0.0195       Feb-95    0.954629    1.024441
       Mar-95      0.0029      0.0051       Mar-95    0.957397    1.029665
       Apr-95       0.014      0.0117       Apr-95    0.970801    1.041713
       May-95      0.0443      0.0282       May-95    1.013807    1.071089
       Jun-95      0.0029      0.0067       Jun-95    1.016747    1.078265
       Jul-95     -0.0027           0       Jul-95    1.014002    1.078265
       Aug-95      0.0099       0.008       Aug-95    1.024041    1.086891
       Sep-95      0.0103      0.0065       Sep-95    1.034588    1.093956
       Oct-95      0.0096      0.0113       Oct-95     1.04452    1.106318
       Nov-95      0.0115      0.0123       Nov-95    1.056532    1.119925
       Dec-95      0.0152      0.0102       Dec-95    1.072592    1.131349
       Jan-96      0.0121      0.0088       Jan-96     1.08557    1.141305
       Feb-96     -0.0171     -0.0114       Feb-96    1.067007    1.128294
       Mar-96     -0.0036     -0.0048       Mar-96    1.063166    1.122878
       Apr-96     -0.0057     -0.0031       Apr-96    1.057106    1.119397
       May-96      0.0027     -0.0004       May-96     1.05996    1.118949
       Jun-96      0.0082      0.0107       Jun-96    1.068651    1.130922
       Jul-96      0.0041       0.003       Jul-96    1.073033    1.134315
       Aug-96      0.0024      0.0004       Aug-96    1.075608    1.134768
       Sep-96      0.0147      0.0129       Sep-96     1.09142    1.149407
       Oct-96      0.0195      0.0164       Oct-96    1.112702    1.168257
       Nov-96      0.0214      0.0121       Nov-96    1.136514    1.182393
       Dec-96      0.0018     -0.0051       Dec-96     1.13856    1.176363
       Jan-97      0.0001      0.0033       Jan-97    1.138674    1.180245
       Feb-97      0.0084      0.0012       Feb-97    1.148239    1.181661
       Mar-97      -0.017     -0.0055       Mar-97    1.128719    1.175162
       Apr-97        0.01      0.0111       Apr-97    1.140006    1.188206
       May-97      0.0119      0.0077       May-97    1.153572    1.197356
       Jun-97      0.0131      0.0086       Jun-97    1.168684    1.207653
       Jul-97      0.0287      0.0187       Jul-97    1.202225    1.230236
       Aug-97     -0.0109     -0.0041       Aug-97    1.189121    1.225192
       Sep-97      0.0213      0.0111       Sep-97    1.214449    1.238792
       Oct-97     -0.0008      0.0118       Oct-97    1.213477    1.253409
       Nov-97      0.0113      0.0021       Nov-97     1.22719    1.256042
       Dec-97      0.0131      0.0084       Dec-97    1.243266    1.266592
       Jan-98      0.0145      0.0133       Jan-98    1.261293    1.283438
       Feb-98     -0.0038     -0.0014       Feb-98      1.2565    1.281641
       Mar-98      0.0005      0.0032       Mar-98    1.257128    1.285742
       Apr-98     -0.0036      0.0047       Apr-98    1.252603    1.291785
       May-98      0.0036      0.0068       May-98    1.257112     1.30057
       Jun-98      0.0002      0.0068       Jun-98    1.257364    1.309413
       Jul-98     -0.0028       0.004       Jul-98    1.253843    1.314651
       Aug-98     -0.0255      0.0197       Aug-98     1.22187     1.34055
       Sep-98      0.0391      0.0243       Sep-98    1.269645    1.373125
       Oct-98     -0.0061      0.0021       Oct-98      1.2619    1.376009
       Nov-98      0.0044      -0.004       Nov-98    1.267453    1.370505
       Dec-98     -0.0042      0.0041       Dec-98    1.262129    1.376124
       Jan-99      0.0024      0.0038       Jan-99    1.265158    1.381353
       Feb-99     -0.0218     -0.0144       Feb-99    1.237578    1.361461
       Mar-99      0.0043      0.0069       Mar-99      1.2429    1.370855
       Apr-99      0.0147       0.003       Apr-99     1.26117    1.374968
       May-99     -0.0085     -0.0064       May-99     1.25045    1.366168
       Jun-99     -0.0035      0.0016       Jun-99    1.246074    1.368354
       Jul-99     -0.0115      0.0009       Jul-99    1.231744    1.369586
       Aug-99     -0.0077      0.0022       Aug-99    1.222259    1.372599
       Sep-99      -0.003      0.0079       Sep-99    1.218593    1.383442
       Oct-99     -0.0016       0.001       Oct-99    1.216643    1.384826
       Nov-99     -0.0225      0.0007       Nov-99    1.189268    1.385795
       Dec-99     -0.0106     -0.0024       Dec-99    1.176662    1.382469
       Jan-00      0.0088     -0.0026       Jan-00    1.187017    1.378875
       Feb-00      0.0028      0.0071       Feb-00     1.19034    1.388665
       Mar-00      0.0064      0.0125       Mar-00    1.197959    1.406023
       Apr-00      0.0052     -0.0007       Apr-00    1.204188    1.405039
       May-00     -0.0024      0.0042       May-00    1.201298     1.41094
       Jun-00      0.0318      0.0145       Jun-00    1.239499    1.431399
       Jul-00      0.0168      0.0066       Jul-00    1.260323    1.440846




                     August 25, 1993 through July 31, 2000

                             ANALYSTS INTERNET FUND
                         GROWTH OF A $10,000 INVESTMENT


                          Average Annual Total Return
                        For the Period Ended 06/30/2000
                                 1 Year: 22.01%
                       Since Inception (5/4/1999): 28.92%


                          Average Annual Total Return
                        For the Period Ended 07/31/2000
                                 1 Year: 24.99%
                       Since Inception (5/4/1999): 22.96%


              Past performance is not predictive of future results

       DATE       INTERNET    DJI INDEX     DATE     INTERNET    DJI INDEX
       ----       --------    ---------     ----     --------    ---------
       May-99      0.0266      -0.075       May-99      1.0266       0.925
       Jun-99      0.0724      0.0491       Jun-99    1.100926    0.970418
       Jul-99     -0.0597     -0.1506       Jul-99    1.035201    0.824273
       Aug-99     -0.0056      0.0159       Aug-99    1.029403    0.837379
       Sep-99      0.0405      0.1011       Sep-99    1.071094    0.922038
       Oct-99      0.0281      0.0587       Oct-99    1.101192    0.976161
       Nov-99      0.1514      0.2296       Nov-99    1.267913    1.200288
       Dec-99      0.1244      0.3135       Dec-99    1.425641    1.576578
       Jan-00      0.0135     -0.0585       Jan-00    1.444887    1.484348
       Feb-00      0.1481      0.1806       Feb-00    1.658875    1.752421
       Mar-00     -0.0414      -0.139       Mar-00    1.590197    1.508835
       Apr-00     -0.0915       -0.22       Apr-00    1.444694    1.176891
       May-00      -0.075     -0.1987       May-00    1.336342    0.943043
       Jun-00      0.0052       0.199       Jun-00    1.343291    1.130708
       Jul-00     -0.0367     -0.0768       Jul-00    1.293992     1.04387



                       May 4, 1999 through July 31, 2000


           Return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost


ANALYSTS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2000



                                                                   STOCK             FIXED INCOME
                                                                    FUND                 FUND           INTERNET.FUND
                                                                    ----                 ----           -------------
ASSETS

Unaffiliated Issue
Investment securities, at value                                 $ 9,635,150          $ 3,864,768     $ 2,118,130
Dividends and interest receivable                                    10,393               38,345           3,313
Receivable for investment security sold                                                      366
Cash                                                                  6,767                4,054           2,850
                                                              -------------        -------------   -------------
Total Assets                                                      9,652,310            3,907,533       2,124,293

LIABILITIES

Payable for investment security purchased                                                  6,455
Management fee payable                                               16,769                4,930           5,569
                                                               ------------        -------------   -------------
Total Liabilities                                                    16,769               11,385           5,569
                                                               ------------         ------------   -------------
NET ASSETS                                                      $ 9,635,541          $ 3,896,148     $ 2,118,724
                                                                 ==========           ==========      ==========

Net assets consist of:

Capital shares                                                  $ 7,045,451          $ 4,311,397     $ 2,034,450
Accumulated undistributed net investment
   income (loss)                                                    (51,710)              18,209         (22,695)
Accumulated net realized gains (losses)
   from securities transactions                                     588,390             (112,060)        (23,521)
Net unrealized appreciation (depreciation)
   on investments                                                 2,053,410             (321,398)        130,490
                                                                 ----------          -----------     -----------

NET ASSETS                                                      $ 9,635,541                 $ 48     $ 2,118,724
                                                              =============        =============   =============

Net asset value, offering price, and
   redemption price per share                                $        26.15      $        12.67   $        12.32
                                                              =============       =============    =============
Fund shares outstanding                                             368,513             307,608          171,933
                                                              =============        =============   =============




                See accompanying notes to financial statements.



ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
July 31, 2000

COMMON STOCK:  90.0%

Large Capitalization U.S. Stocks:     35.1%

    SHARES                                                                                VALUE
    ------                                                                                -----
     5,500          Abbott Laboratories                                                $    228,937
     4,900          Banc One Corporation                                                    155,881
     7,300          Cincinnati Financial Corporation                                        275,575
     6,600          Dell Computer Corporation *                                             289,987
     3,000          Diamonds Trust                                                          315,000
     7,600          Intel Corporation                                                       507,300
     9,000          Kroger Co. *                                                            186,187
    10,000          Office Depot Inc.                                                        62,500
     8,700          Oracle Corporation *                                                    654,131
     3,000          Procter & Gamble Corporation                                            170,625
     2,100          S&P 500 Depository Trust                                                302,269
     5,395          SBC Communications Inc.                                                 229,629
                                                                                        -----------
                    Total (Cost:  $2,597,053)                                             3,378,018

Small/Medium Capitalization U.S. Stocks:  17.3%

     8,200          Airborne Freight Corporation                                            126,588
    12,800          Dallas Semiconductor Corporation                                        536,000
    18,000          Pomeroy Computer Resources Inc.                                         306,000
     3,600          S&P 400 Deposit Receipt                                                 324,000
    25,000          Shoe Carnival Inc.                                                      156,250
     9,500          Speedway Motorsports Inc. *                                             218,500
                                                                                        -----------
                    Total (Cost:  $1,461,632)                                             1,667,338


* Non-dividend paying investment.



                See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
July 31, 2000

Foreign Stocks:  34.4%

    SHARES                                                                                VALUE
    ------                                                                                -----
     8,200          Cadbury Schweppes PLC                                              $    210,638
     2,500          DaimlerChrysler Corporation                                             131,719
    10,000          Elan Corporation                                                        531,875
     5,800          Royal Dutch                                                             337,850
     3,200          TDK Corporation ADR                                                     406,400
     7,500          Vodafone Group PLC ADR                                                  323,437
     9,800          WEBS-Italy                                                              245,000
    26,000          WEBS-Japan                                                              351,000
    13,000          WEBS-United Kingdom                                                     249,437
     7,600          WPP Group PLC ADR                                                       524,400
                                                                                        -----------
                    Total (Cost:  $2,301,973)                                             3,311,756

Natural Resources Stocks:  3.3%

     9,800          First Industrial Realty Trust Inc. (Cost: $256,644)                     313,600
                                                                                            -------

Total Common Stock (Cost: $6,617,302)                                                     8,670,712

Money Market Mutual Fund:  10.0%

   964,438          Firstar Stellar Treasury Fund (Cost: $964,438)                          964,438
                                                                                        -----------

Total Investment Securities at Value (Cost:  $7,581,740)  100.0%                          9,635,150
All Other Assets less Liabilities  0.0%                                                         391
                                                                                       ------------
Net Assets  100%                                                                        $ 9,635,541
                                                                                       ============

* Non-dividend paying investment.


                See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
July 31, 2000

Common Stock:  34.1%

Real Estate Investment Trusts:  8.4%

    SHARES                                                                                VALUE
    ------                                                                                -----
     1,400          Carramerica Realty Corporation                                    $      41,825
     3,580          Commercial Net Lease Realty Inc.                                         38,709
     3,200          First Industrial Realty Trust Inc.                                      102,400
     1,599          Health Care Properties Investors Inc.                                    47,570
     1,500          Hospitality Properties Trust                                             37,125
     2,350          HRPT Properties Trust                                                    15,422
       235          Senior Housing Properties Trust                                           1,983
     1,650          Simon Property Group Inc.                                                43,106
                                                                                       ------------
                    Total (Cost:  $330,655)                                                 328,140

Closed End Mutual Funds:  25.7%

    10,900          Dresner RCM Global Strategic Income                                      70,169
    15,000          Dreyfus Strategic Government Income Inc.                                137,812
    11,700          Duff & Phelps Utilities and Corporate Bond Trust                        133,819
     4,900          Hatteras Income Securities Inc.                                          63,700
     9,000          Pioneer Interest Shares                                                  99,562
    19,800          Putnam Premier Income Trust                                             126,225
     6,294          Scudder Global High Income Fund Inc.                                     32,257
     9,200          Templeton Emerging Markets Income                                        96,025
    20,000          Templeton Global Government Income Trust                                118,750
    20,000          Templeton Global Income Fund Inc.                                       123,750
                                                                                        -----------
                    Total (Cost:  $1,256,214)                                             1,002,069
                                                                                         ----------

Total Common Stock (Cost:  $1,586,869)                                                    1,330,209


                See accompanying notes to financial statements.



ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
July 31, 2000

Preferred Stocks:  6.6%

    SHARES                                                                                  VALUE
    ------                                                                                  -----

     2,000          Carolina Power & Light Company                                    $      49,750
     2,000          Citigroup Cap I PFD                                                      49,500
     2,000          Consolidated Edison PFD                                                  46,875
     2,000          UNUM Corporation MIDS                                                    48,375
     3,000          Vornado Realty Trust                                                     63,000
                                                                                       ------------
Total Preferred Stock (Cost:  $274,813)                                                     257,500

Corporate Bonds:  33.5%

    Face

     5,000          First Chicago Corporation 11.25%, 2/20/01                                 5,103
     5,000          Bankamerica Corporation 8.375%, 3/15/02                                   5,075
   100,000          Associates Corporation 6.375%, 7/15/02                                   98,380
   100,000          Sony Corporation 6.125%, 3/4/03                                          97,740
   100,000          Kentucky Power Company 6.65% 5/01/03                                     98,440
    10,000          General Motors Corporation 8.875%, 5/15/03                               10,362
    10,000          Consolidated National Gas Company 5.75%, 8/01/03                          9,552
    50,000          New York Telephone Company 5.625%, 11/01/03                              47,615
    50,000          American Telephone & Telegraph Company 6.75%, 4/1/04                     49,230
    50,000          Nationsbank Corporation 7.75%, 8/15/04                                   50,710
    10,000          Southwestern Bell 5.75%, 9/1/04                                           9,470
   100,000          Salomon Smith Barney 6.25%, 1/15/05                                      95,810
    50,000          Pacific Bell Telephone Company 6.25%, 3/1/05                             47,955
    50,000          U.S. West Communications Inc. 6.125%, 11/15/05                           46,875
   150,000          Loews Corporation 6.75%, 12/15/06                                       143,700
   100,000          Household Bank CD 7.20%, 4/12/07                                        100,470
   100,000          Entergy Mississippi Corporation 6.45%, 4/1/08                            92,150
   100,000          GE Capital Corporation 8.65%, 5/15/09                                   108,880
    30,000          Chemical Banking Corporation 7.5%, 5/15/10                               28,836
    50,000          Citicorp 7.0%, 12/15/10                                                  47,075
    50,000          J.P. Morgan 6.610% 12/15/10                                              45,750
    10,000          Caterpillar Inc. 9.375%, 8/15/11                                         11,287
    50,000          Aetna Services, Inc. 6.75%, 9/15/13                                      42,240
    10,000          International Business Machines Corp. 8.375%, 11/1/19                    11,029
                                                                                       ------------
Total Corporate Bonds (Cost:  $1,346,203)                                                 1,303,734




                See accompanying notes to financial statements.



ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
July 31, 2000

U.S. Government Obligations:  2.6%

    FACE                                                                                  VALUE
    ----                                                                                  -----

100,000             United States Treasury Notes 6.5%, 10/15/06                        $    101,050
                                                                                        -----------
Total U.S. Government Obligations (Cost:  $99,859)                                          101,050

Mortgage Backed Obligations:  7.7%

     1,216          Paine Webber CMO Trust Series 1988-I, 8.6%, 4/1/18                        1,242
     1,551          FHLMC REMIC 1991 Trust 1177 Class 1, 6.95%, 1/15/21                       1,547
    13,168          FNMA REMIC Series 93-160L, 6.5%, 7/25/22                                 12,568
    10,298          FNMA REMIC 1992 Trust G53 Class J, 7.0%, 9/25/22                         10,049
    12,000          FNMA 1993 Trust 122 Class L, 6.5%, 1/25/23                               10,756
    20,000          FNMA REMIC 1993 Trust G 10 Class J, 5.0%, 3/25/23                        16,652
    20,000          FHLMC REMIC 1993 Trust 1497 Class Q, 7.0%, 4/15/23                       18,622
    20,000          FHLMC REMIC 1993 Trust 1602 Class BB, 6.1%, 4/15/23                      18,128
    12,000          FHLMC REMIC 1993 Trust 1503 Class H, 7.0%, 5/15/23                       11,081
    12,000          FNMA REMIC 1993 Trust 50 Class L, 7.0%, 5/25/23                          11,423
     4,000          FHLMC REMIC 1993 Trust G13 Class D, 6.75%, 6/25/23                        3,770
    75,000          First Plus Home Loan Owner Trust 1998-3, 7.42%,5/10/24                   68,363
   100,000          Empire Federal Home Loan Owner Trust 1998-2 9.03%, 6/25/24               85,770
    30,000          Green Tree Financial Corp TST 1997-A, 7.87%, 3/15/28                     29,280
                                                                                       ------------
Total Mortgage Backed Obligations (Cost:  $305,397)                                         299,251

Money Market Mutual Fund:  19.6%

   573,024          Firstar Stellar Treasury Fund (Cost $573,024)                           573,024
                                                                                        -----------

Total Investment Securities at Value (Cost:  $4,186,165)  99.2%                           3,864,768
All Other Assets less Liabilities 0.8%                                                       31,380
                                                                                       ------------
Net Assets  100%                                                                        $ 3,896,148
                                                                                         ==========


                See accompanying notes to financial statements.




ANALYSTS INVESTMENT TRUST
ANALYSTS INTERNET.FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
July 31, 2000

Common Stock:  70.0%

Large Capitalization U.S. Stocks:  44.1%

    SHARES                                                                                  VALUE
    ------                                                                                  -----

     1,600          Amazon.com Inc.*                                                  $      48,200
     1,750          America Online, Inc. *                                                   92,859
     1,500          AT&T Corp.                                                               46,406
       400          Banc One Corporation                                                     12,725
     1,560          Citrix Systems Inc. *                                                    23,790
       540          Dell Computer Corporation *                                              23,726
       480          Donaldson Lufkin and Jenrette Inc.                                       24,750
     5,411          Earth, Inc. *                                                            67,637
       400          IBM Corp.                                                                44,900
     1,800          Kemet Corp. *                                                            43,763
       264          Lucent Technologies Inc.                                                 11,550
     1,120          Lycos, Inc. *                                                            67,900
       200          Microsoft Corporation *                                                  13,963
     1,350          Motorola                                                                 44,803
     2,000          Oracle Corporation *                                                    150,375
       800          Qualcomm Inc. *                                                          51,950
       628          S1 Corp                                                                  15,975
       800          Sun Microsystems Inc. *                                                  84,350
       640          Verio, Inc. *                                                            34,840
     2,690          Go.com*                                                                  28,918
                                                                                       ------------
                    Total (Cost:  $928,984)                                                 933,380

Small/Medium Capitalization U.S. Stocks:  19.9%

     2,660          Barnes & Noble Inc. *                                                    53,865
       770          Black Box Corporation *                                                  34,843
     2,400          Boundless Technologies *                                                 13,650
     3,600          Cabletron Systems Inc. *                                                 94,050
     1,000          Excalibur Technologies Corp. *                                           46,062
     1,200          Innodata Corporation *                                                   12,825
     1,158          OpenTV Corp *                                                            57,020
     2,200          R.H. Donnelly Corp.                                                      44,137
     3,500          Vocaltec LTD *                                                           64,531
                                                                                       ------------
                    Total (Cost:  $310,073)                                                 420,983


* Non-dividend paying investment.


                See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
ANALYSTS INTERNET.FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
July 31, 2000

Foreign Stocks:  6.0%

    SHARES                                                                                VALUE
    ------                                                                                -----

     1,120          Nortel Networks Corporation                                       $      83,300
     3,510          Pacific Internet LTD *                                                   44,753
                                                                                       ------------
                    Total (Cost:  $112,868)                                                 128,053
                                                                                        -----------
Total Common Stock (Cost:  $1,351,925)                                                    1,482,416

Money Market Mutual Fund:  30%

   635,714          Firstar Stellar Treasury Fund (Cost $635,714)                           635,714
                                                                                        -----------

Total Investment Securities at Value (Cost:  $1,987,639)  100%                            2,118,130
All Other Assets less Liabilities 0.0%                                                          594
                                                                                     --------------
Net Assets  100%                                                                        $ 2,118,724
                                                                                         ==========


*Non-dividend paying investment.




                See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
STATEMENTS OF OPERATIONS
YEAR ENDED JULY 31, 2000





                                                                                      FIXED INCOME
                                                                 STOCK FUND               FUND          INTERNET.FUND
                                                                 ----------               ----          -------------
INVESTMENT INCOME:

Dividends                                                        $    173,729         $  165,326        $   26,415
Interest                                                                                 129,675
                                                                 ------------          ---------        ----------
Total Investment Income                                               173,729            295,001            26,415

EXPENSES:

Management Fee                                                        191,408             57,231            47,097
                                                                 ------------          ---------        ----------
NET INVESTMENT INCOME (LOSS)                                          (17,679)           237,770           (20,682)

REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS:

Net realized gains (losses) from security
   transactions                                                       588,390           (112,060)          (23,521)
Net change in net unrealized appreciation
   (depreciation) on investments                                      670,579            (32,207)          144,817
                                                                 ------------          ---------        ----------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS                                          1,258,969           (144,267)          121,296
                                                                 ------------          ---------        ----------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                                     $ 1,241,290        $    93,503         $ 100,614
                                                                 ============          =========        ==========



                See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS




                                                                                                            Year ended July 31, 2000
                                                                                                               and the period from
                                                                                                            inception (May 4, 1999)
                                                        Years ended July 31, 2000 and 1999                    through July 31, 1999
                                            ------------------------------------------------------------  --------------------------
                                                     Stock Fund                    Fixed Income Fund            internet.Fund
                                            ----------------------------           -----------------            -------------
                                                  2000           1999              2000         1999           2000        1999
                                                  ----           ----              ----         ----           ----        ----
FROM OPERATIONS:

Net investment (loss) income              $      (17,679)  $       6,565    $    237,770  $     253,653 $    (20,682)   $  (2,013)
Net realized gains (losses) from
   security transactions                         588,390       1,729,257        (112,060)        35,047      (23,521)
Net change in net unrealized appreciation
   (depreciation) on investments                 670,579        (562,916)        (32,207)      (354,879)     144,817     (14,326)
                                            ------------    ------------    ------------   ------------   ----------   ---------

Increase (decrease) in net assets from
   operations                                  1,241,290       1,172,906          93,503        (66,179)     100,614     (16,339)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                                        50,841         239,520        256,768
From capital gains                             1,696,862                          14,744
                                             -----------      ----------    ------------      ---------    ---------    ----------

Decrease in net assets from distributions
   to shareholders                             1,696,862          50,841         254,264        256,768

FROM FUND SHARE TRANSACTIONS:

Proceeds from shares sold                      1,591,728       1,839,261         512,501      1,145,875    1,407,982     780,232
Net asset value of shares issued from
   reinvestment of distributions to
   shareholders                                1,696,862          50,841         227,788        230,591
Payment for shares redeemed                   (2,168,145)     (2,223,333)       (549,959)    (1,859,341)    (141,853)    (11,912)
                                             -----------     ------------    -----------    -----------   ----------   ---------

Increase (decrease) from fund share
   transactions                                1,120,445        (333,231)        190,330       (482,875)   1,266,129     768,320
                                             -----------    ------------     -----------   ------------    ---------    --------

TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                        664,873         788,834          29,569       (805,822)   1,366,743     751,981

NET ASSETS:

Beginning of period                            8,970,668       8,181,834       3,866,579      4,672,401      751,981
                                             -----------     -----------      ----------   ------------   ----------    --------
End of period                               $  9,635,541    $  8,970,668     $ 3,896,148   $  3,866,579   $2,118,724   $ 751,981
                                             ===========     ===========      ==========    ===========   ==========    ========

Accumulated undistributed net
  investment (loss) income                  $    (51,710)   $   (34,031)   $      18,209   $    19,959  $  (22,695)    $ (2,013)
                                              =============  ===========     ============   ===========  ===========    =========



                See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS - STOCK FUND
For a Share Outstanding Throughout the Years ended July 31, 2000, 1999, 1998,
1997, and 1996

                                                                        2000          1999        1998         1997          1996
                                                                        ----          ----        ----         ----          ----

Net asset value, beginning of period                                   $ 28.41       $ 24.99     $ 24.18       $ 18.28      $ 17.87
Income from investment operations:
    Net investment income                                                (0.05)         0.02        0.09          0.32         0.34
    Net realized and unrealized gains on securities                       2.35          3.56        0.93          6.06          0.81
                                                                        -------      -------       -------     -------       -------
Total from investment operations                                          2.30          3.58        1.02          6.38         1.15

Less distributions:
    Dividends from net investment income                                               (0.16)      (0.06)        (0.35)       (0.31)
    Dividends from capital gains                                         (4.56)                    (0.15)        (0.13)       (0.43)
                                                                        ------        ---------  -------       -------      -------
Total distributions                                                      (4.56)        (0.16)      (0.21)        (0.48)       (0.74)
                                                                        ------       -------     -------       -------      -------
Net asset value, end of period                                         $ 26.15       $ 28.41     $ 24.99       $ 24.18      $ 18.28
                                                                        ======        ======      ======        ======       ======

Total return                                                             14.21%        14.36%       4.25%        35.47%        6.84%
                                                                        ======        ======     =======        ======      =======

Ratios/Supplemental Data:
Net assets, end of period (thousands)                                  $ 9,636        $ 8,971     $ 8,182      $ 6,388      $ 3,642
Ratio of expenses to average net assets                                  2.00%         2.00%        2.00%        2.00%         2.00%
Ratio of net investment (loss) income to average
   net assets                                                           (0.19)%         .08%         .37%        1.54%         1.89%
Portfolio turnover rate                                                  0.00%        89.30%        5.47%        5.11%         6.19%




                See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS - FIXED INCOME FUND
For a Share Outstanding Throughout the Years ended July 31, 2000, 1999, 1998,
1997, and 1996


                                                                     2000          1999          1998         1997        1996
                                                                     ----          ----          ----         ----        ----

Net asset value, beginning of period                                $ 13.24       $ 14.27      $ 14.43      $ 13.62       $ 13.57
Income from investment operations:
    Net investment income                                              0.78          0.78         0.80         0.79          0.78
    Net realized and unrealized gains on securities                   (0.51)        (1.03)       (0.18)        0.78          0.01
                                                                    --------       ------      -------      -------       -------
Total from investment operations                                       0.27         (0.25)        0.62         1.57          0.79

Less distributions:
    Dividends from net investment income                              (0.79)        (0.78)       (0.78)       (0.76)        (0.74)

    Dividends from capital gains                                      (0.05)
                                                                    --------       ------       -------      -------     --------
Total Distributions                                                   (0.84)        (0.78)       (0.78)       (0.76)        (0.74)
                                                                    -------        ------       -------      -------       -------
Net asset value, end of period                                      $ 12.67       $ 13.24      $ 14.27      $ 14.43       $ 13.62
                                                                    =======        ======       ======       =======       =======

Total return                                                           2.32%        (1.77%)       4.30%       12.05%         5.84%
                                                                    =======        ======       ======       =======       =======

Ratios/Supplemental Data:
Net assets, end of period (thousands)                               $  3,896      $ 3,867       $ 4,672      $ 4,025       $ 2,319
Ratio of expenses to average net assets                                1.50%        1.50%         1.50%        1.50%         1.50%
Ratio of net investment income to average net assets                   6.24%        5.57%         5.50%        5.63%         5.65%
Portfolio turnover rate                                               11.30%        9.70%         9.91%        0.97%        22.34%




                See accompanying notes to financial statements.


ANALYSTS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS - INTERNET.FUND
For a Share Outstanding Throughout the Year ended July 31, 2000 and the Period from Inception (May 4, 1999) through July 31, 1999




                                                                     2000          1999
                                                                     ----          ----

Net asset value, beginning of period                              $   9.86      $   9.52
Income from investment operations:
    Net investment loss                                              (0.17)        (0.04)
    Net realized and unrealized gains on securities                   2.63          0.38
                                                                   -------       -------
Total from investment operations                                      2.46          0.34
                                                                   -------       -------

Net asset value, end of period                                     $ 12.32      $   9.86
                                                                    ======       =======

Total return                                                         24.99%        14.77% *
                                                                     =====        ======

Ratios/Supplemental Data:
Net assets, end of period (thousands)                              $ 2,119      $    752
Ratio of expenses to average net assets                              3.00%         3.00%
Ratio of net investment loss to average net assets                  (1.32)%       (1.68)%
Portfolio turnover rate                                              1.36%         0.00%


*Annualized



                See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS

1.     SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

       Analysts Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open end management investment company. The Trust was established as an Ohio Business Trust under a Declaration of Trust dated May 28, 1993. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of the Analysts Stock Fund (Stock Fund), Analysts Fixed Income Fund (Fixed Income Fund), and the Analysts internet.fund (internet.fund) (The Funds). The Stock Fund's investment objective is to provide long term capital appreciation. The Fixed Income Fund's investment objective is to provide a high level of income over the long term consistent with preservation of capital. The internet.fund's objective is to provide long term growth through capital appreciation. The following is a summary of the significant accounting policies of the
       Trust:

       SECURITIES VALUATION - Equity securities, options and commodities listed on exchanges or on the NASDAQ are valued at the last sale price as of the close of business on the day the securities are being valued. Lacking a last sale price, a security is generally valued at its last bid price, except when, in Equity Analysts Inc.'s (The Advisor) opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees. Fixed income securities (including mortgage related and asset backed and receivable backed securities) may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Repurchase agreements are valued at cost which approximates fair value. It is the policy of the Funds that their custodian take possession of the underlying collateral securities. Collateral is marked to market daily to ensure that the fair value of the underlying assets equals or exceeds the value of the seller's repurchase obligation. In the event of a bankruptcy or another default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses. The loss would equal the amount by which the carrying value of the repurchase agreement(s) exceeded the proceeds received in liquidation of the underlying collateral securities. To minimize the possibility of loss, the Funds enter into repurchase agreements only with institutions deemed to be creditworthy by the Advisor, including the bank that serves as custodian for the Funds.

       OPTIONS ACCOUNTING PRINCIPLES - When a put or call option is written, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written at which time an unrealized gain or loss is recognized. The current fair value of a traded option contract is the last sale price or, in the absence of a last sale price, the mean between the last bid and ask price, or in the absence of either of these two prices, fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. When a written option contract expires or is terminated (closing purchase transaction), a realized gain (or realized loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) is recorded without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised by the holder, a gain or loss from the underlying security is realized and the proceeds from such a sale are increased by the premium originally received. When a put or call option is written, the Funds must maintain a margin account with its custodian or the broker with a maintenance margin determined on a daily basis as the value of the underlying investment fluctuates.

       SHARE VALUATION - The net asset value per share is calculated daily by dividing the total value of each Fund's investments and other assets, less liabilities, by the total number of shares outstanding.

       INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions to shareholders arising from net investment income are declared and it is the intention that such distributions be paid quarterly. Net realized capital gains, if any, are distributed to shareholders at least once per year.

       SECURITY TRANSACTIONS - Security transactions are accounted for on a trade date basis, which is the date the order to buy or sell is executed. Securities sold are valued on a specific identification basis.

       USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires the Advisor to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. The Advisor believes that the estimates utilized in preparing these financial statements are reasonable and prudent. Actual results could differ from these estimates.

       FEDERAL INCOME TAXES - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is made. In order to avoid imposition of the excise tax created by the Tax Reform Act of 1986 as amended by the Revenue Act of 1987, it is each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its realized capital gains (earned during the twelve months ended October 31 of the calendar year) plus undistributed amounts from prior years.

2.     INVESTMENT TRANSACTIONS

       Investment transactions in the Stock Fund, Fixed Income Fund and internet.fund for the year ended July 31, 2000 are as follows:

                                                                            Fixed
                                                     Stock Fund          Income Fund         internet.fund
                                                     ----------          -----------         -------------

       Purchase of investment securities         $         -               $ 357,870            $ 789,122
       Proceeds from sales and maturities
         of investment securities                        976,719             464,431               14,233

       The table above includes U.S. Government Securities of $203,687 sold by the Fixed Income Fund. There were no sales of U.S. Government Securities by either the Stock Fund or the internet.fund during the year. There were no purchases of U.S. Government Securities by any of the funds during the year.

3.     TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

       The President and Treasurer, and the Vice President and Secretary of the Trust are shareholders and employees of Equity Analysts, Inc., registered investment advisor to the Trust. In addition, each of these individuals is a shareholder of the Funds. Each Fund's investments are managed by the Advisor under the terms of Management Agreements.

       Under the Management Agreements, the Advisor pays all of the expenses of the Funds except brokerage, taxes, interest and extraordinary expenses. As compensation for investment advisory services and the Advisor's agreement to pay the above Fund expenses, each Fund pays the Advisor a fee, computed and accrued daily, based upon the following rates:



                                                                               Fixed
           Average daily assets                        Stock Fund           Income Fund       internet.fund
           --------------------                        ----------           -----------       -------------

       Up to and including $20 million                   2.00%               1.50%                3.00%
       From $20 million to $40 million                   1.75%               1.25%                2.75%
       From $40 million to $100 million                  1.50%               1.00%                2.50%
       Above $100 million                                 .75%                .75%                2.25%


4.     Fund share transactions

Proceeds and payments on shares of the Funds as shown in the Statements of Changes in Net Assets are the result of the following share transactions:


                                                                               Fixed            internet.
                                                      Stock Fund            Income Fund           fund
                                                      ----------            -----------           ----
       Shares sold                                       61,482               41,011             106,560
       Shares issued from reinvestment
          of distributions                               76,163               18,290                 -
       Shares redeemed                                  (84,863)             (43,671)            (10,899)
                                                      ---------              -------            --------
       Net increase                                      52,782               15,630              95,661
       Shares at beginning of period                    315,731              291,978              76,272
                                                       --------             --------           ---------
       Shares at end of period                          368,513              307,608             171,933
                                                       ========             ========            ========

5.     SECURITY TRANSACTIONS

       For Federal income tax purposes, the cost of investments owned at July 31, 2000 was the same as identified cost. At July 31, 2000, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) by Fund was as follows:


                                             Gross                  Gross                Net Appreciation
                                         Appreciation           Depreciation              (Depreciation)
                                         ------------           ------------              --------------
         Stock Fund                     $ 2,779,559              $ (726,149)                $ 2,053,410
         Fixed Income Fund                   49,750                (371,148)                   (321,398)
         internet.fund                      398,422                (267,932)                   (130,490)

TRUSTEES AND OFFICERS


David Lee Manzler Jr.
President, Treasurer & Trustee

Craig J. Hunt
Secretary

Walter E. Bowles, III
Trustee

Robert W. Buechner
Trustee

James Todd
Trustee

Chetan Demania
Trustee

--------------------------------------------------------------------------------
INVESTMENT ADVISOR
Equity Analysts Inc.
9200 Montgomery Road
Suite 13A
Cincinnati, OH 45242
513-792-5400
513-984-2411 (Fax)

CUSTODIAN
Firstar Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

GENERAL COUNSEL
Brown, Cummins & Brown Co., L.P.A.
441 Vine Street
3500 Carew Tower
Cincinnati, OH  45202

AUDITORS
Berge & Company LTD
20 West 9th Street
Cincinnati, OH 45202